BETTER 10K - CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Mortgage loans held for sale, at fair value	$ 248,826	$ 1,854,435
Other Receivables	16,285	54,162
Total other liabilities	$ 59,933	$ 76,158
Convertible preferred stock, par value (in dollars per share)	$ 0.0001
Convertible preferred stock, authorized (in shares)	602,405,839
Convertible preferred stock, issued (in shares)	332,314,737
Convertible preferred stock, outstanding (in shares)	332,314,737	108,721,433
Convertible preferred stock, liquidation preference	$ 420,742
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	1,086,027,188
Common stock, issued (in shares)	299,783,421
Common stock, outstanding (in shares)	299,783,421
Period Prior To Reverse Recapitalization
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	197,085,530	197,085,530
Convertible preferred stock, issued (in shares)	108,721,433	108,721,433
Convertible preferred stock, outstanding (in shares)	108,721,433	108,721,433
Convertible preferred stock, liquidation preference	$ 420,742	$ 506,450
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	355,309,046	355,309,046
Common stock, issued (in shares)	98,078,356	99,067,159
Common stock, outstanding (in shares)	98,078,356	99,067,159
Related party
Mortgage loans held for sale, at fair value	$ 8,320	$ 0
Other Receivables	0	37
Total other liabilities	$ 440	$ 411